Subsequent Events (Details)														1 Months Ended									12 Months Ended
	Apr. 07, 2017 USD ($)	Apr. 06, 2017 USD ($) shares	Mar. 28, 2017 USD ($)	Mar. 20, 2017 USD ($) MetricTon	Mar. 20, 2017 USD ($)	Mar. 15, 2017 USD ($)	Mar. 14, 2017 USD ($)	Feb. 24, 2017 USD ($)	Feb. 22, 2017 USD ($)	Feb. 16, 2017 USD ($) shares	Feb. 07, 2017	Apr. 14, 2016	Jan. 15, 2016	Aug. 17, 2017 USD ($)	Jul. 24, 2017 USD ($)	Jul. 21, 2017 USD ($)	May 23, 2017	Mar. 22, 2017 USD ($)	Feb. 17, 2017 USD ($)	Feb. 13, 2017	Jan. 31, 2017 USD ($) MetricTon	Jan. 20, 2017 USD ($)	Dec. 31, 2016 shares	Sep. 09, 2015
Subsequent Events (Textual)
Equity method investment, ownership percentage																							50.00%	20.00%
Reverse stock split, description												200-to-1 reverse stock split	60-to-1 reverse stock split										1-for-10,000
Conversion of convertible promissory note, Shares | shares																							76,664
Subsequent Events [Member]
Subsequent Events (Textual)
Conversion price, description																	The Company received a letter from OTCQB that the Company's (FREEF) bid price closed below $0.01 for more than 30 consecutive calendar days and no longer meets the Standards for Continued Eligibility for OTCQB as per the OTCQB Standards, section 2.3(2). To remain eligible for trading on the OTCQB marketplace, the Company must have proprietary priced quotations published by a Market Maker in OTC Link with a minimum closing bid price of $0.01 per share on at least one of the prior thirty consecutive calendar days. As per the OTCQB Standards, section 4.1, in the event that the minimum closing bid price for the Company's common stock falls below $0.01 per share, a grace period of 90 calendar days to regain compliance shall begin, during which the minimum closing bid price for the Company's common stock must be $0.01 or greater for ten consecutive trading days; Pursuant to these OTCQB Standards, the Company has been granted a period of 90 calendar days in which to regain compliance with Section 4.1. The grace period expires August 21, 2017 and at that time if the Company's bid price has not closed at or above $0.01 for any ten consecutive trading days then the Company will be removed from the OTCQB. In addition, in the event that the Company's closing bid price falls below $0.001 at any time for five consecutive trading days, the Company will be immediately removed from OTCQB.
Reverse stock split, description											5,000-to-1 reverse stock split
Subsequent Events [Member] | MARINE PLUS S.A [Member]
Subsequent Events (Textual)
Accrued interest rate						8.00%
Convertible promissory note						$ 72,000
Debt instrument, term						1 year
Conversion price, description						The conversion price is the lower of (i) $0.403 (as adjusted for stock splits, stock dividends, stock combinations or other similar transactions) and (ii) the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Equity method investment, ownership percentage						4.99%
Subsequent Events [Member] | ANYLAND TRAVEL LTD [Member]
Subsequent Events (Textual)
Convertible promissory note										$ 30,000
Aggregate shares of common stock | shares										17,242
Subsequent Events [Member] | CERBERUS FINANCE GROUP LTD [Member]
Subsequent Events (Textual)
Accrued interest rate			8.00%
Convertible promissory note			$ 25,000
Debt instrument, term			1 year
Conversion price, description			The conversion price is 60% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company's shares are traded, for the fifteen prior trading days. Upon written notice, during the first 39 days the Company may prepay the investor in cash, for 125% of any outstanding principal and interest remaining on the note.
Equity method investment, ownership percentage			9.90%
Subsequent Events [Member] | E Stavro Poulos [Member]
Subsequent Events (Textual)
Accrued interest rate																		8.00%
Convertible promissory note																		$ 22,000
Debt instrument, term																		1 year
Conversion price, description																		The conversion price is the lower of (i) $0.2394 (as adjusted for stock splits, stock dividends, stock combinations or other similar transactions) and (ii) the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Equity method investment, ownership percentage																		4.99%
Subsequent Events [Member] | GS Capital Partners [Member]
Subsequent Events (Textual)
Accrued interest rate	10.00%
Convertible promissory note	$ 30,000
Debt instrument, term	1 year
Conversion price, description	The conversion price is 60% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company's shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note at 150% of principal plus interest.
Equity method investment, ownership percentage	9.90%
Subsequent Events [Member] | LG CAPITAL FUNDING, LLC [Member]
Subsequent Events (Textual)
Accrued interest rate				8.00%	8.00%									8.00%	8.00%	8.00%						8.00%
Convertible promissory note				$ 45,000	$ 45,000									$ 75,000	$ 39,500	$ 79,000					$ 108,000	$ 45,000
Debt instrument, term				1 year	1 year									1 year		1 year
Number of replacement notes | MetricTon				2																	2
Conversion price, description				The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company's shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).	The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company's shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).									The conversion price for both Notes is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company's shares are traded, for the twenty prior trading days.		The conversion price for both Notes is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company's shares are traded, for the twenty prior trading days.						The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company's shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).
Equity method investment, ownership percentage				9.90%	9.90%									9.90%	9.90%	9.90%						9.90%
Debt conversion original amount														$ 37,500		$ 39,500
Subsequent Events [Member] | SICHENZIA ROSS FRIEDMAN FERENCE LLP [Member]
Subsequent Events (Textual)
Accrued interest rate							8.00%
Convertible promissory note		$ 137,000					$ 47,000
Debt instrument, term							1 year
Conversion price, description							The conversion price is the lower of (i) $0.06 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Equity method investment, ownership percentage							4.99%
Aggregate shares of common stock | shares		4,109,800
Subsequent Events [Member] | APG Capital Holdings, LLC [Member]
Subsequent Events (Textual)
Accrued interest rate									10.00%
Convertible promissory note									$ 37,000
Debt instrument, term									1 year
Conversion price, description									The conversion price is 46% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company's shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note to 150% of principal plus interest.
Equity method investment, ownership percentage									9.90%
Debt conversion original amount									$ 3,600
Subsequent Events [Member] | APG Capital Holdings, LLC [Member] | US investor [Member]
Subsequent Events (Textual)
Convertible promissory note									$ 45,000
Subsequent Events [Member] | POWER UP LENDING GROUP LTD. [Member]
Subsequent Events (Textual)
Accrued interest rate																				9312.00%
Debt instrument, term																				9 months
Conversion price, description																				The conversion price is the 58% of the average of the lowest three trading prices of the Company's common stock on any trading day during the ten trading days prior to the conversion. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 115% of principal plus interest (during days 1-30) to 140% of principal plus interest (during days 151-180).
Equity method investment, ownership percentage																				4.99%
Subsequent Events [Member] | CROWN BRIDGE PARTNERS, LLC [Member]
Subsequent Events (Textual)
Accrued interest rate										6.00%
Convertible promissory note										$ 45,000
Conversion price, description										The conversion price is 60% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company's shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 120% of principal plus interest (during days 1-60) to 145% of principal plus interest (during days 121-180).
Equity method investment, ownership percentage										4.99%
Subsequent Events [Member] | Brighton Capital Ltd [Member]
Subsequent Events (Textual)
Accrued interest rate																			8.00%
Convertible promissory note																			$ 68,000
Conversion price, description																			The conversion price is the lower of (i) $0.02 and (ii) 65% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Equity method investment, ownership percentage																			4.99%
Subsequent Events [Member] | OAKMORE OPPORUTNITY FUND I, LP [Member]
Subsequent Events (Textual)
Accrued interest rate								8.00%
Convertible promissory note								$ 50,000
Debt instrument, term								1 year
Conversion price, description								The conversion price is the 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Equity method investment, ownership percentage								4.99%
Subsequent Events [Member] | Yoshar Trading LLC [Member]
Subsequent Events (Textual)
Convertible promissory note						$ 35,000
Purchase price for buyer's payment to seller						$ 40,000
Subsequent Events [Member] | ADAR BAYS, LLC [Member]
Subsequent Events (Textual)
Debt instrument, term															1 year
Conversion price, description															The conversion price for both Notes is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company's shares are traded, for the twenty prior trading days.